Consolidated Balance Sheets (Parenthetical) (ILS)	Mar. 31, 2014	Dec. 31, 2013
Consolidated Balance Sheets [Abstract]
Common stock, par value (in NIS per share)	0.01	0.01
Common stock, shares authorized	180,000	180,000
Common stock, shares issued	49,328	49,211
Common stock, shares outstanding	49,328	49,211